COMMITMENTS AND CONTINGENT LIABILITIES (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) € / Unit $ / PerUnitSold	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€) € / Unit $ / PerUnitSold
Future payments:
Operating lease obligations	$ 51,000
Royalties:
Royalties provision	439,000	$ 521,000
Office facilities [Member]
Leases:
Rent expense	83,000	78,000	$ 67,000
Future payments:
Operating lease obligations	14,000
Vehicles [Member]
Future payments:
2018	160,000
2019	112,000
2020	25,000
Monthly lease expense	18,000
Operating lease obligations	$ 37,000
Minimum [Member] | Vehicles [Member]
Leases:
Term	32 months
Maximum [Member] | Vehicles [Member]
Leases:
Term	36 months
ASIC designer [Member]
Royalties:
Royalties payable per unit sold | $ / PerUnitSold	0.60			0.60
Maximum royalties payable	$ 240,000
Royalties provision	$ 127,000	139,000
ASIC designer [Member] | Euro [Member]
Royalties:
Royalties payable per unit sold | € / Unit	0.50			0.50
Maximum royalties payable | €				€ 200
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Royalties:
Royalties provision	$ 312,000	382,000
OCS [Member]
Royalties:
Funding	5,300,000
Contingent liability	$ 5,600,000
OCS [Member] | Minimum [Member]
Royalties:
Royalty repayment, percentage of products sold	3.00%			3.00%
OCS [Member] | Maximum [Member]
Royalties:
Royalty repayment, percentage of products sold	5.00%			5.00%
BIRD Foundation [Member]
Royalties:
Maximum royalties payable	$ 900,000
Funding	$ 115,000	127,000
Royalty repayment, percentage of products sold	5.00%			5.00%
Contingent liability	$ 125,000
Refund expenses	$ 0	$ 12,000